JPMORGAN TRUST I

July 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E
Washington, DC 20549

Re:	JPMorgan Trust I (the “Trust” or “Registrant”) on behalf of the funds listed on Appendix A (the “Funds”)
File Nos. 811-21295 and 333-103022
Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A

RULE 497(J) CERTIFICATION

        Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, and except as described below, the Registrant certifies that the Prospectuses for the Funds that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 40 (Amendment No. 41 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment was filed electronically on June 28, 2006 for effectiveness on July 1, 2006 pursuant to Rule 485(b).

        Although the forms of Prospectuses included in the Amendment would not have differed from those that would have been filed under Rule 497(c), please note that we are filing an additional form of prospectus for Select Shares of the JPMorgan Intermediate Tax Free Bond Fund and an additional form of prospectus for the Premier Shares of the JPMorgan Tax Free Money Market Fund today.

JPMORGAN TRUST I Registrant

/s/ Jessica K. Ditullio Jessica K. Ditullio Assistant Secretary

Appendix A

JPMorgan Tax Free Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

JPMorgan Money Market Funds
JPMorgan Prime Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund